Investments in Private Companies (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Jul. 11, 2019	Mar. 31, 2019	Aug. 31, 2015
Statements [Line Items]
Investment	$ 7,409,000	$ 7,409,000		$ 5,200,000
Unrealized Gain (Loss) On Investment		911,000
Intensity [Member]
Statements [Line Items]
Investment	7,409,000	7,409,000		$ 4,500,000
Unrealized Gain (Loss) On Investment		$ 1,611,000
Series A preferred stock in Sentien Biotechnologies [Member]
Statements [Line Items]
Number of shares purchased					210,210
Percentage of equity held		5.06%
Acquisition Of SalvaRx [Member] | Intensity [Member]
Statements [Line Items]
Number of shares purchased	1,000,000
Investment	$ 4,500,000
Percentage of equity held	7.50%
Unrealized Gain (Loss) On Investment	$ 700,000
Acquisition Of Intensity Holding Limited [Member] | Intensity [Member]
Statements [Line Items]
Number of ordinary shares issued in acquisition			129,806
Equity interests of acquirer			$ 1,300
Number of private company share consists in sole asset			288,458
Percentage of voting equity interests acquired	8.00%	9.00%
Number of shares outstanding			1,288,458